Eaton Vance

Richard Bernstein Equity Strategy Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.6%

Security	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co. (The)(1)	7,826	$1,548,374
Embraer S.A.(1)	1,014,200	3,452,918
Lockheed Martin Corp.	3,934	1,311,281
Northrop Grumman Corp.	6,372	2,222,554
Raytheon Technologies Corp.	16,990	1,374,831
Thales S.A.	12,529	1,027,955

		$10,937,913

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	17,404	$1,654,946
Expeditors International of Washington, Inc.	19,904	2,420,725
FedEx Corp.	8,076	1,860,468
United Parcel Service, Inc., Class B	17,938	3,558,361

		$9,494,500

Airlines — 0.5%
Alaska Air Group, Inc.(1)	34,123	$1,657,354
Gol Linhas Aereas Inteligentes S.A., PFC Shares(1)	391,600	1,114,508
Southwest Airlines Co.(1)	40,514	1,798,822

		$4,570,684

Auto Components — 0.2%
Cie Generale des Etablissements Michelin SCA	13,654	$2,014,925

		$2,014,925

Automobiles — 1.8%
General Motors Co.(1)	23,623	$1,367,063
Honda Motor Co., Ltd.	45,100	1,235,053
Tesla, Inc.(1)	9,885	11,315,953
Toyota Motor Corp.	115,300	2,045,335

		$15,963,404

Banks — 10.5%
Atlantic Union Bankshares Corp.	46,133	$1,499,784
Bank of America Corp.	133,794	5,949,819
Bank of Nova Scotia (The)	48,154	3,007,340
BankUnited, Inc.	43,563	1,726,837
BNP Paribas S.A.	42,794	2,659,631
Cadence Bank	236,499	6,910,501
Cathay General Bancorp	71,898	3,013,245
Citigroup, Inc.	42,863	2,730,373
Columbia Banking System, Inc.	40,398	1,327,478
Commonwealth Bank of Australia	46,906	3,096,791
Community Bank System, Inc.	30,086	2,125,877
CVB Financial Corp.	78,936	1,508,467

Security	Shares	Value
First Financial Bancorp	82,708	$1,902,284
First Horizon Corp.	112,713	1,818,061
Fulton Financial Corp.	114,617	1,809,802
Glacier Bancorp, Inc.	40,247	2,185,412
Hilltop Holdings, Inc.	51,451	1,750,878
Home BancShares, Inc.	83,567	1,999,758
Independent Bank Group, Inc.	25,489	1,769,701
JPMorgan Chase & Co.	36,466	5,791,895
Mizuho Financial Group, Inc.	98,300	1,211,907
National Australia Bank, Ltd.	128,757	2,487,979
Old National Bancorp	124,003	2,189,893
Pacific Premier Bancorp, Inc.	51,132	1,981,365
Royal Bank of Canada	41,292	4,082,492
Shizuoka Bank, Ltd. (The)	164,400	1,155,745
SouthState Corp.	21,077	1,646,957
Sumitomo Mitsui Financial Group, Inc.	56,300	1,831,715
Sumitomo Mitsui Trust Holdings, Inc.	40,000	1,249,419
Toronto-Dominion Bank (The)	55,779	3,936,340
Truist Financial Corp.	43,795	2,597,481
U.S. Bancorp	37,916	2,098,271
UMB Financial Corp.	24,611	2,475,374
United Bankshares, Inc.	49,983	1,785,893
Valley National Bancorp	232,858	3,129,612
Wells Fargo & Co.	76,667	3,663,149
Westpac Banking Corp.	136,470	1,977,163

		$94,084,689

Beverages — 1.2%
Asahi Group Holdings, Ltd.	35,500	$1,309,253
Britvic PLC	136,160	1,607,306
Coca-Cola Co. (The)	65,853	3,453,990
PepsiCo, Inc.	26,321	4,205,569

		$10,576,118

Biotechnology — 0.6%
Amgen, Inc.	13,030	$2,591,406
Gilead Sciences, Inc.	14,614	1,007,343
Moderna, Inc.(1)	4,292	1,512,630

		$5,111,379

Building Products — 0.5%
Daikin Industries, Ltd.	8,000	$1,628,993
Kingspan Group PLC	25,698	2,979,664

		$4,608,657

Capital Markets — 1.4%
BlackRock, Inc.	3,429	$3,101,908
Hong Kong Exchanges & Clearing, Ltd.	44,100	2,425,121
Moody’s Corp.	6,984	2,728,230
Morgan Stanley(2)	18,369	1,741,749
Partners Group Holding AG	1,400	2,416,186

		$12,413,194

Security	Shares	Value
Chemicals — 5.4%
Air Liquide S.A.	24,986	$4,126,251
Air Products and Chemicals, Inc.	8,502	2,443,815
Air Water, Inc.(3)	100,100	1,472,681
Akzo Nobel NV	14,153	1,489,269
Arkema S.A.	14,645	1,920,273
Asahi Kasei Corp.	170,600	1,595,100
BASF SE	22,436	1,469,469
Ecolab, Inc.	11,393	2,523,208
Ems-Chemie Holding AG	3,263	3,110,604
Givaudan S.A.	1,172	5,729,613
Linde PLC	14,715	4,681,430
Nippon Shokubai Co., Ltd.	26,400	1,177,019
NOF Corp.	41,700	2,047,037
Novozymes A/S, Class B	25,857	1,963,694
PPG Industries, Inc.	12,793	1,972,297
Shin-Etsu Chemical Co., Ltd.	13,700	2,281,963
Sika AG	14,489	5,657,968
Symrise AG	15,299	2,152,138

		$47,813,829

Commercial Services & Supplies — 0.4%
Securitas AB, Class B	123,582	$1,785,549
Waste Management, Inc.	8,853	1,422,412

		$3,207,961

Communications Equipment — 0.3%
Cisco Systems, Inc.	51,887	$2,845,483

		$2,845,483

Construction & Engineering — 0.2%
Eiffage S.A.	21,746	$2,025,354

		$2,025,354

Construction Materials — 0.4%
Cemex SAB de CV, Series CPO(1)	2,542,919	$1,568,978
CRH PLC	38,857	1,889,020

		$3,457,998

Consumer Finance — 0.3%
Aeon Financial Service Co., Ltd.	101,800	$1,095,355
American Express Co.	12,901	1,964,822

		$3,060,177

Containers & Packaging — 0.6%
AptarGroup, Inc.	9,421	$1,126,657
Huhtamaki Oyj(3)	34,360	1,474,345
Klabin S.A.	308,700	1,310,720
Sonoco Products Co.	29,777	1,730,937

		$5,642,659

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	11,101	$3,071,536

		$3,071,536

Security	Shares	Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	59,453	$1,357,312
Liberty Latin America, Ltd., Class C(1)	186,956	2,101,385
Swisscom AG	1,746	969,922
Verizon Communications, Inc.	22,653	1,138,766

		$5,567,385

Electric Utilities — 0.9%
Duke Energy Corp.	13,525	$1,312,060
Enel SpA	193,905	1,469,289
Iberdrola S.A.	150,409	1,687,897
NextEra Energy, Inc.	21,850	1,896,143
Southern Co. (The)	21,861	1,335,707

		$7,701,096

Electrical Equipment — 0.7%
AMETEK, Inc.	13,315	$1,817,498
Eaton Corp. PLC	13,323	2,159,125
Emerson Electric Co.	20,763	1,823,822

		$5,800,445

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	27,748	$2,235,934
Canon Marketing Japan, Inc.	52,000	1,003,700
Hexagon AB, Class B	213,003	3,097,631
Keyence Corp.	2,400	1,482,195
Kyocera Corp.	17,600	1,043,161

		$8,862,621

Energy Equipment & Services — 1.1%
Halliburton Co.	166,136	$3,586,876
NOV, Inc.(1)	96,990	1,156,121
Schlumberger NV	66,292	1,901,255
Technip Energies NV ADR(1)	85,677	1,156,639
TechnipFMC PLC(1)	428,385	2,428,943

		$10,229,834

Entertainment — 0.8%
Activision Blizzard, Inc.	15,826	$927,403
Netflix, Inc.(1)	3,633	2,332,023
Walt Disney Co. (The)(1)	25,613	3,711,324

		$6,970,750

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	5,248	$1,377,495
Crown Castle International Corp.	8,195	1,488,622
Equinix, Inc.	1,786	1,450,589
Fibra Uno Administracion S.A. de CV	2,056,693	1,894,354
Primary Health Properties PLC	879,192	1,755,154
Prologis, Inc.	10,172	1,533,429
Segro PLC	112,470	2,101,971

		$11,601,614

Food & Staples Retailing — 0.7%
Loblaw Cos., Ltd.	42,809	$3,227,137
Walmart, Inc.	22,939	3,225,912

		$6,453,049

Security	Shares	Value
Food Products — 1.9%
AAK AB	74,534	$1,493,389
Associated British Foods PLC	51,739	1,320,661
Cranswick PLC	32,176	1,522,669
Kerry Group PLC, Class A	12,198	1,499,737
MEIJI Holdings Co., Ltd.	19,800	1,165,330
Mondelez International, Inc., Class A	22,836	1,345,954
Nestle S.A.	48,581	6,226,711
Saputo, Inc.	88,320	1,955,215

		$16,529,666

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	16,464	$2,070,677
Becton, Dickinson and Co.	10,916	2,588,620
Edwards Lifesciences Corp.(1)	23,112	2,480,149
Intuitive Surgical, Inc.(1)	11,046	3,582,660
Medtronic PLC	25,618	2,733,440
Stryker Corp.	5,401	1,278,039

		$14,733,585

Health Care Providers & Services — 1.8%
Anthem, Inc.	7,993	$3,246,996
Cigna Corp.	6,730	1,291,487
CVS Health Corp.	16,086	1,432,619
HCA Healthcare, Inc.	5,713	1,288,796
Humana, Inc.	6,036	2,533,370
Quest Diagnostics, Inc.	8,630	1,283,108
UnitedHealth Group, Inc.	11,072	4,918,404

		$15,994,780

Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.(1)	645	$1,355,693
Evolution AB(4)	16,519	1,734,456
McDonald’s Corp.	11,541	2,822,929
Resorttrust, Inc.	135,600	2,211,343
Starbucks Corp.	18,191	1,994,461

		$10,118,882

Household Durables — 0.7%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	318,300	$770,010
JM AB	81,118	3,627,913
Sony Group Corp.	12,400	1,512,908

		$5,910,831

Household Products — 1.3%
Colgate-Palmolive Co.	17,988	$1,349,460
Henkel AG & Co. KGaA	25,073	1,862,095
Kimberly-Clark Corp.	9,787	1,275,344
Procter & Gamble Co. (The)	38,028	5,498,088
Reckitt Benckiser Group PLC	18,809	1,523,585

		$11,508,572

Independent Power and Renewable Electricity Producers — 0.1%
AES Brasil Energia S.A.	527,900	$1,061,087

		$1,061,087

Security	Shares	Value
Industrial Conglomerates — 1.0%
3M Co.	10,984	$1,867,719
General Electric Co.	16,480	1,565,435
Honeywell International, Inc.	8,102	1,638,549
Siemens AG	14,387	2,293,513
Smiths Group PLC	73,039	1,394,987

		$8,760,203

Insurance — 5.3%
Aflac, Inc.	39,535	$2,140,425
AIA Group, Ltd.	262,400	2,762,401
Allianz SE	15,355	3,332,453
Allstate Corp. (The)	9,993	1,086,439
American International Group, Inc.	24,311	1,278,759
Aon PLC, Class A	7,862	2,325,344
Arthur J. Gallagher & Co.	16,854	2,745,517
ASR Nederland NV	78,080	3,334,431
AXA S.A.	103,320	2,840,064
Dai-ichi Life Holdings, Inc.	79,700	1,596,755
Marsh & McLennan Cos., Inc.	18,563	3,044,703
MS&AD Insurance Group Holdings, Inc.	41,500	1,210,083
Muenchener Rueckversicherungs-Gesellschaft AG	9,951	2,675,670
Porto Seguro S.A.	361,800	1,432,565
Progressive Corp. (The)	30,987	2,879,932
Sampo Oyj, Class A	30,319	1,487,673
Swiss Life Holding AG	10,703	6,142,881
Travelers Cos., Inc. (The)	13,951	2,050,099
Zurich Insurance Group AG	6,932	2,849,811

		$47,216,005

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(1)	4,293	$12,183,319
Alphabet, Inc., Class C(1)	3,545	10,099,847
Meta Platforms, Inc., Class A(1)	28,989	9,405,771

		$31,688,937

Internet & Direct Marketing Retail — 2.5%
Alibaba Group Holding, Ltd. ADR(1)	13,001	$1,658,018
Amazon.com, Inc.(1)	5,946	20,853,038

		$22,511,056

IT Services — 2.5%
Amdocs, Ltd.	17,485	$1,220,803
Automatic Data Processing, Inc.	12,580	2,904,596
Bechtle AG	23,268	1,677,379
Cognizant Technology Solutions Corp., Class A	21,873	1,705,657
Fidelity National Information Services, Inc.	11,831	1,236,339
Mastercard, Inc., Class A	2,700	850,284
Otsuka Corp.	23,700	1,083,097
Shopify, Inc., Class A(1)	2,661	4,043,274
Sopra Steria Group SACA	9,501	1,688,078
TIS, Inc.	58,900	1,815,576
Visa, Inc., Class A	21,878	4,239,300

		$22,464,383

Security	Shares	Value
Life Sciences Tools & Services — 0.8%
Danaher Corp.	7,443	$2,393,967
Illumina, Inc.(1)	5,736	2,095,533
Thermo Fisher Scientific, Inc.	4,656	2,946,456

		$7,435,956

Machinery — 1.3%
Caterpillar, Inc.	7,223	$1,396,567
Deere & Co.	4,200	1,451,268
Illinois Tool Works, Inc.	6,404	1,486,689
Knorr-Bremse AG	18,315	1,821,863
PACCAR, Inc.	20,379	1,700,016
Randon S.A. Implementos e Participacoes, PFC Shares	677,200	1,333,476
Stadler Rail AG(3)	49,361	2,143,828

		$11,333,707

Marine — 0.1%
Kirby Corp.(1)	23,917	$1,248,946

		$1,248,946

Media — 0.4%
Comcast Corp., Class A	43,528	$2,175,529
Fuji Media Holdings, Inc.	104,200	1,030,982

		$3,206,511

Metals & Mining — 0.9%
Acerinox S.A.	161,549	$1,805,254
Bradespar S.A., PFC Shares	143,330	1,268,384
Gerdau S.A., PFC Shares	378,900	1,738,862
Metalurgica Gerdau S.A., PFC Shares	917,700	1,738,486
Rio Tinto, Ltd.	21,173	1,404,886

		$7,955,872

Multi-Utilities — 0.4%
Dominion Energy, Inc.	18,674	$1,329,589
National Grid PLC	141,590	1,878,765

		$3,208,354

Multiline Retail — 0.7%
Big Lots, Inc.	42,783	$1,855,927
Dollar General Corp.	5,595	1,238,173
Dollarama, Inc.	34,863	1,505,922
Target Corp.	5,756	1,403,543

		$6,003,565

Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	38,314	$4,324,501
CNX Resources Corp.(1)	209,332	2,855,289
ConocoPhillips	30,001	2,103,970
Cosan S.A.	436,800	1,651,058
EOG Resources, Inc.	24,578	2,138,286
Exxon Mobil Corp.	103,330	6,183,267
Hess Corp.	56,250	4,191,750
Idemitsu Kosan Co., Ltd.	102,800	2,644,393
Kinder Morgan, Inc.	87,187	1,347,911
ONEOK, Inc.	32,144	1,923,497
Pioneer Natural Resources Co.	13,146	2,344,195

Security	Shares	Value
Repsol S.A.	382,582	$4,227,523
Royal Dutch Shell PLC, Class A	120,614	2,523,169
Royal Dutch Shell PLC, Class B ADR	40,504	1,703,598
Suncor Energy, Inc.	214,683	5,229,900
Valero Energy Corp.	19,530	1,307,338

		$46,699,645

Paper & Forest Products — 0.4%
Dexco S.A.	427,900	$1,372,331
Mondi PLC	76,463	1,746,657

		$3,118,988

Personal Products — 0.8%
Beiersdorf AG	27,236	$2,708,949
Edgewell Personal Care Co.	44,873	1,905,307
Estee Lauder Cos., Inc. (The), Class A	4,484	1,489,002
Unilever PLC	23,093	1,179,428

		$7,282,686

Pharmaceuticals — 3.8%
Bayer AG	28,385	$1,431,668
Bristol-Myers Squibb Co.	36,600	1,962,858
Eli Lilly & Co.	13,203	3,274,872
Johnson & Johnson	37,790	5,892,595
Merck & Co., Inc.	25,096	1,879,941
Novartis AG	16,795	1,338,658
Novo Nordisk A/S, Class B	38,198	4,089,095
Pfizer, Inc.	92,426	4,966,049
Roche Holding AG PC	11,052	4,314,813
Sanofi	33,055	3,142,285
Zoetis, Inc.	7,062	1,568,046

		$33,860,880

Professional Services — 0.5%
Recruit Holdings Co., Ltd.	21,700	$1,317,616
Teleperformance SE	7,220	2,969,824

		$4,287,440

Real Estate Management & Development — 1.0%
BR Malls Participacoes S.A.(1)	965,600	$1,356,891
Iguatemi S.A.(1)	41,490	1,402,240
Mitsubishi Estate Co., Ltd.	112,800	1,550,311
Multiplan Empreendimentos Imobiliarios S.A.	424,500	1,479,976
Sun Hung Kai Properties, Ltd.	157,500	1,917,827
Vonovia SE	26,648	1,478,858

		$9,186,103

Road & Rail — 2.6%
CSX Corp.	137,022	$4,749,182
Knight-Swift Transportation Holdings, Inc.	35,817	2,050,523
Norfolk Southern Corp.	17,028	4,517,018
Old Dominion Freight Line, Inc.	9,839	3,494,518
Rumo S.A.(1)	676,700	2,114,894
Seino Holdings Co., Ltd.	87,400	881,761
Union Pacific Corp.	23,478	5,532,356

		$23,340,252

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	22,452	$3,304,710
ASML Holding NV	3,858	3,028,068
Intel Corp.	34,478	1,696,318
Micron Technology, Inc.	23,030	1,934,520
NVIDIA Corp.	37,716	12,324,080
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	52,354	6,133,271

		$28,420,967

Software — 4.8%
Adobe, Inc.(1)	3,233	$2,165,625
Constellation Software, Inc.	1,075	1,829,204
Microsoft Corp.	95,286	31,500,599
Oracle Corp.	33,833	3,070,006
SAP SE	10,289	1,318,548
TOTVS S.A.	304,700	1,717,574
VMware, Inc., Class A	8,115	947,345

		$42,548,901

Specialty Retail — 1.5%
Home Depot, Inc. (The)	16,642	$6,666,952
Industria de Diseno Textil S.A.	70,800	2,238,038
TJX Cos., Inc. (The)	18,374	1,275,155
Vibra Energia S.A.	419,700	1,624,496
WH Smith PLC(1)	87,180	1,532,610

		$13,337,251

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	234,631	$38,784,504
Samsung Electronics Co., Ltd. GDR	859	1,284,112

		$40,068,616

Textiles, Apparel & Luxury Goods — 0.4%
Alpargatas S.A., PFC Shares	216,700	$1,506,764
NIKE, Inc., Class B	14,363	2,430,794

		$3,937,558

Thrifts & Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	190,804	$2,167,533

		$2,167,533

Tobacco — 0.3%
British American Tobacco PLC	45,038	$1,507,297
Philip Morris International, Inc.	18,363	1,578,116

		$3,085,413

Trading Companies & Distributors — 1.0%
Brenntag SE	49,143	$4,209,119
ITOCHU Corp.	47,400	1,355,550
Mitsubishi Corp.	41,800	1,242,900
Mitsui & Co., Ltd.	85,500	1,922,332

		$8,729,901

Transportation Infrastructure — 0.2%
CCR S.A.	899,300	$1,969,171

		$1,969,171

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
SoftBank Corp.	33,700	$463,866
SoftBank Group Corp.	27,700	1,455,691

		$1,919,557

Total Common Stocks (identified cost $564,704,841)		$826,939,014

Exchange-Traded Funds (5) — 6.1%

Security	Shares	Value
Equity Funds — 6.1%
iShares MSCI China ETF(3)	231,252	$15,079,943
iShares MSCI South Korea ETF(3)	220,000	16,660,600
iShares MSCI Taiwan ETF(3)	360,000	23,288,400

Total Exchange-Traded Funds (identified cost $56,504,881)		$55,028,943

Short-Term Investments — 3.0%

Affiliated Fund — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(6)	12,533,059	$12,531,806

Total Affiliated Fund (identified cost $12,532,748)		$12,531,806

Securities Lending Collateral — 1.6%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(7)	13,954,657	$13,954,657

Total Securities Lending Collateral (identified cost $13,954,657)		$13,954,657

Total Short-Term Investments (identified cost $26,487,405)		$26,486,463

Total Investments — 101.7% (identified cost $647,697,127)		$908,454,420

Other Assets, Less Liabilities — (1.7)%		$(15,217,184)

Net Assets — 100.0%		$893,237,236

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Represents an investment in an issuer that is deemed to be an affiliate.

(3)

All or a portion of this security was on loan at November 30, 2021. The aggregate market value of securities on loan at November 30, 2021 was $17,830,979 and the total market value of the collateral received by the Fund was $18,376,400, comprised of cash of $13,954,657 and U.S. government and/or agencies securities of $4,421,743.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $1,734,456 or 0.2% of the Fund’s net assets.

(5)

The Fund invested in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2021.

(7)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	60.4%	$539,280,545
Japan	5.5	49,326,125
Switzerland	4.6	40,900,995
Brazil	3.5	31,416,411
Canada	3.2	28,816,824
Germany	3.2	28,431,722
United Kingdom	2.9	26,181,463
France	2.8	25,571,279
Netherlands	1.3	12,078,535
Sweden	1.3	11,738,938
Spain	1.1	9,958,712
Australia	1.0	8,966,819
Ireland	1.0	8,527,546
Hong Kong	0.8	7,105,349
Taiwan	0.7	6,133,271
Denmark	0.7	6,052,789
Mexico	0.4	3,463,332
Finland	0.3	2,962,018
Chile	0.2	2,101,385
China	0.2	1,658,018
Italy	0.2	1,469,289
South Korea	0.1	1,284,112
Exchange-Traded Funds	6.1	55,028,943

Total Investments	101.7%	$908,454,420

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at November 30, 2021.

At November 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $14,273,555, which represents 1.6% of the Fund’s net assets. Transactions in affiliated issuers and funds by Fund for the fiscal year to date ended November 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period
Common Stocks
Morgan Stanley	$1,918,275	$—	$—	$—	$(176,526)	$1,741,749	$12,858	18,369
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	7,013,549	26,760,856	(21,241,317)	(340)	(942)	12,531,806	1,615	12,533,059

Totals				$(340)	$(177,468)	$14,273,555	$14,473

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$45,432,679	$3,920,461		$—	$49,353,140
Consumer Discretionary	61,644,891	18,152,581		—	79,797,472
Consumer Staples	30,509,094	24,926,410		—	55,435,504
Energy	47,534,394	9,395,085		—	56,929,479
Financials	112,173,900	49,839,234		—	162,013,134
Health Care	62,820,061	14,316,519		—	77,136,580
Industrials	69,314,326	31,000,808		—	100,315,134
Information Technology	126,689,426	18,521,545		—	145,210,971
Materials	23,476,105	44,513,241		—	67,989,346
Real Estate	11,983,596	8,804,121		—	20,787,717
Utilities	6,934,586	5,035,951		—	11,970,537
Total Common Stocks	$598,513,058	$228,425,956	*	$—	$826,939,014
Exchange-Traded Funds	$55,028,943	$—		$—	$55,028,943
Short-Term Investments —
Affiliated Fund	—	12,531,806		—	12,531,806
Securities Lending Collateral	13,954,657	—		—	13,954,657
Total Investments	$667,496,658	$240,957,762		$—	$908,454,420

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.